SIGNIFICANT ACCOUNTING POLICIES AND OTHER FINANCIAL DATA (Tables)	12 Months Ended
Dec. 31, 2012
Schedule Of Regulatory Balancing Accounts [Abstract]
Schedule Of Regulatory Balancing Accounts

SUMMARY OF REGULATORY BALANCING ACCOUNTS AT DECEMBER 31
(Dollars in millions)
	Sempra Energy
	Consolidated		SDG&E		SoCalGas
	2012	2011	2012	2011	2012	2011
Overcollected	$643	$709	$340	$419	$303	$290
Undercollected	(897)	(642)	(735)	(457)	(162)	(185)
Net (receivable) payable(1)	$(254)	$67	$(395)	$(38)	$141	$105
(1)	At December 31, 2012 and 2011, the net receivable at SDG&E and the net payable at SoCalGas are shown separately on Sempra Energy's Consolidated Balance Sheet.

Schedule Of Regulatory Assets (Liabilities) [Abstract]
Schedule Of Regulatory Assets (Liabilities)
REGULATORY ASSETS (LIABILITIES) AT DECEMBER 31
(Dollars in millions)
	2012	2011
SDG&E
Fixed-price contracts and other derivatives	$149	$258
Costs related to wildfire litigation	364	594
Deferred taxes recoverable in rates	718	570
Pension and other postretirement benefit obligations	303	309
Removal obligations(1)	(1,603)	(1,462)
Unamortized loss on reacquired debt, net	16	20
Environmental costs	16	17
Legacy meters	90	91
Sunrise Powerlink fire mitigation	117	―
Other	23	43
Total SDG&E	193	440
SoCalGas
Pension and other postretirement benefit obligations	835	808
Employee benefit costs	58	66
Removal obligations(1)	(1,103)	(1,075)
Deferred taxes recoverable (refundable) in rates	38	(87)
Unamortized loss on reacquired debt, net	17	20
Environmental costs	14	21
Workers’ compensation	27	44
Other	(2)	(5)
Total SoCalGas	(116)	(208)
Other Sempra Energy
Mobile Gas regulatory assets	20	10
Mobile Gas regulatory liabilities	(15)	(15)
Willmut Gas	(2)	―
Ecogas	1	3
Total Other Sempra Energy	4	(2)
Total Sempra Energy Consolidated	$81	$230
(1)	Related to obligations discussed below in “Asset Retirement Obligations.”

NET REGULATORY ASSETS (LIABILITIES) AS PRESENTED ON THE CONSOLIDATED BALANCE SHEETS AT DECEMBER 31
(Dollars in millions)
	2012			2011
	Sempra			Sempra
	Energy			Energy
	Consolidated	SDG&E	SoCalGas	Consolidated	SDG&E	SoCalGas
Current regulatory assets	$62	$49	$4	$89	$78	$9
Noncurrent regulatory assets	2,742	1,747	983	2,780	1,824	945
Current regulatory liabilities(1)	(2)	―	―	(1)	―	―
Noncurrent regulatory liabilities	(2,721)	(1,603)	(1,103)	(2,638)	(1,462)	(1,162)
Total	$81	$193	$(116)	$230	$440	$(208)
(1)	Included in Other Current Liabilities.

Schedule Of Receivables Collection Allowances [Abstract]
Schedule Of Receivables Collection Allowances
COLLECTION ALLOWANCES
(Dollars in millions)
	Years ended December 31,
	2012	2011	2010
Sempra Energy Consolidated
Allowances for collection of receivables at January 1	$29	$29	$27
Provisions for uncollectible accounts	21	20	22
Write-offs of uncollectible accounts	(19)	(20)	(20)
Allowances for collection of receivables at December 31	$31	$29	$29
SDG&E
Allowances for collection of receivables at January 1	$6	$5	$4
Provisions for uncollectible accounts	5	8	7
Write-offs of uncollectible accounts	(5)	(7)	(6)
Allowances for collection of receivables at December 31	$6	$6	$5
SoCalGas
Allowances for collection of receivables at January 1	$12	$14	$16
Provisions for uncollectible accounts	12	8	8
Write-offs of uncollectible accounts	(10)	(10)	(10)
Allowances for collection of receivables at December 31	$14	$12	$14

Schedule Of Inventory Balances [Abstract]
Schedule Of Inventory Balances
INVENTORY BALANCES AT DECEMBER 31
(Dollars in millions)
	Natural Gas			LNG			Materials and supplies		Total
	2012	2011		2012	2011		2012	2011	2012	2011
SDG&E	$3	$6	$	―	$	―	$79	$76	$82	$82
SoCalGas	128	128		―		―	23	23	151	151
Sempra South American Utilities	―	―		―		―	34	36	34	36
Sempra Mexico	―	―		8		10	8	7	16	17
Sempra Renewables	―	―		―		―	3	―	3	―
Sempra Natural Gas	109	47		8		4	5	9	122	60
Sempra Energy Consolidated	$240	$181		$16		$14	$152	$151	$408	$346

Schedule Of Property Plant And Equipment By Major Functional Category [Abstract]
Schedule Of Property Plant And Equipment By Major Functional Category
PROPERTY, PLANT AND EQUIPMENT BY MAJOR FUNCTIONAL CATEGORY
(Dollars in millions)
	Property, Plant
	and Equipment at		Depreciation rates for
	December 31,		years ended December 31,
	2012	2011	2012	2011	2010
SDG&E:
Natural gas operations	$1,406	$1,349	3.20%	3.15%	3.00%
Electric distribution	5,217	4,894	4.15	4.13	4.06
Electric transmission	3,714	1,938	2.63	2.74	2.70
Electric generation(1)	2,242	2,166	4.68	4.92	4.30
Other electric(2)	679	604	7.92	8.26	8.19
Construction work in progress	866	2,052	NA	NA	NA
Total SDG&E	14,124	13,003
SoCalGas:
Natural gas operations(3)	10,756	10,055	3.74	3.62	3.54
Other non-utility	129	129	1.36	1.62	1.74
Construction work in progress	302	381	NA	NA	NA
Total SoCalGas	11,187	10,565

			Estimated		Weighted Average
Other operating units and parent(4):			Useful Lives		Useful Life
Land and land rights	298	292	20 to 50 years(5)		47
Machinery and equipment:
Utility electric distribution operations	1,459	1,267	10 to 46 years		40
Generating plants	1,568	1,278	3 to 50 years		32
LNG terminals	2,061	2,059	3 to 50 years		47
Pipelines and storage	1,634	1,510	3 to 50 years		45
Other	241	168	2 to 50 years		15
Construction work in progress	692	849	NA		NA
Other	264	201	3 to 80 years		31
	8,217	7,624
Total Sempra Energy Consolidated	$33,528	$31,192
(1)					Includes capital lease assets of $183 million at both December 31, 2012 and 2011, primarily related to variable interest entities of which SDG&E is not the primary beneficiary.
(2)					Includes capital lease assets of $23 million and $26 million at December 31, 2012 and 2011, respectively.
(3)					Includes capital lease assets of $32 million and $33 million at December 31, 2012 and 2011, respectively.
(4)					December 31, 2012 balances include $144 million, $171 million and $18 million of utility plant, primarily pipelines and other distribution assets, at Ecogas, Mobile Gas and Willmut Gas, respectively. December 31, 2011 balances include $126 million and $163 million of utility plant, primarily pipelines and other distribution assets, at Ecogas and Mobile Gas, respectively.
(5)					Estimated useful lives are for land rights.

Schedule Of Accumulated Depreciation And Decommissioning Amounts [Abstract]
Schedule Of Accumulated Depreciation And Decommissioning Amounts
ACCUMULATED DEPRECIATION AND DECOMMISSIONING AMOUNTS
(Dollars in millions)
	December 31,
	2012	2011
SDG&E:
Accumulated depreciation and decommissioning of utility plant in service:
Electric(1)	$2,660	$2,387
Natural gas	601	576
Total SDG&E	3,261	2,963
SoCalGas:
Accumulated depreciation of natural gas utility plant in service(2)	4,067	3,863
Accumulated depreciation – other non-utility	103	102
Total SoCalGas	4,170	3,965
Other operating units and parent:
Accumulated depreciation – other(3)	806	755
Accumulated depreciation of utility electric distribution operations	100	44
	906	799
Total Sempra Energy Consolidated	$8,337	$7,727
(1)	Includes accumulated depreciation for assets under capital lease of $21 million and $16 million at December 31, 2012 and 2011, respectively.
(2)	Includes accumulated depreciation for assets under capital lease of $28 million and $22 million at December 31, 2012 and 2011, respectively.
(3)	December 31, 2012 balances include $34 million, $21 million and $1 million of accumulated depreciation for utility plant at Ecogas, Mobile Gas and Willmut Gas, respectively. December 31, 2011 balances include $28 million and $15 million of accumulated depreciation for utility plant at Ecogas and Mobile Gas, respectively.

Schedule Of Capitalized Financing Costs [Abstract]
Schedule Of Capitalized Financing Costs
CAPITALIZED FINANCING COSTS
(Dollars in millions)
	Years ended December 31,
	2012	2011	2010
Sempra Energy Consolidated:
AFUDC related to debt	$38	$40	$24
AFUDC related to equity	96	99	57
Other capitalized financing costs	52	26	33
Total Sempra Energy Consolidated	$186	$165	$114
SDG&E:
AFUDC related to debt	$30	$33	$18
AFUDC related to equity	71	80	43
Total SDG&E	$101	$113	$61
SoCalGas:
AFUDC related to debt	$8	$7	$6
AFUDC related to equity	25	19	14
Other capitalized financing costs	1	―	―
Total SoCalGas	$34	$26	$20

Schedule Of Long Lived Assets Held For Sale [Abstract]
Schedule Of Long-lived Assets Held For Sale
(Dollars in millions)	2012
Property, plant, and equipment, net	$292
Inventories	4
Total assets held for sale	296
Liability held for sale - asset retirement obligation(1)	(5)
Total	$291
(1)	Included in Other Current Liabilities on the Consolidated Balance Sheet.

Schedule Of Goodwill [Abstract]
Schedule Of Goodwill
GOODWILL
(Dollars in millions)
		Sempra
	South American		Sempra	Sempra
		Utilities	Mexico	Natural Gas	Total
Balance at December 31, 2010	$	―	$25	$62	$87
Acquisition of subsidiaries		975	―	―	975
Foreign currency translation(1)		(26)	―	―	(26)
Balance at December 31, 2011		949	25	62	1,036
Acquisition of subsidiary		―	―	10	10
Foreign currency translation(1)		65	―	―	65
Balance at December 31, 2012		$1,014	$25	$72	$1,111
(1)	We record the offset of this fluctuation to other comprehensive income.

Schedule Of Acquired Finite Lived Intangible Assets By Major Class [Abstract]
Schedule Of Other Intangible Assets
OTHER INTANGIBLE ASSETS
(Dollars in millions)
	Amortization period	December 31,	December 31,
	(years)	2012	2011
Storage rights	46	$138	$138
Development rights	50	322	322
Other	15 years to indefinite	19	21
		479	481
Less accumulated amortization:
Storage rights		(13)	(10)
Development rights		(27)	(21)
Other		(3)	(2)
		(43)	(33)
Total		$436	$448

Schedule Of Variable Interest Entities [Abstract]
Schedule Of Variable Interest Entities
AMOUNTS ASSOCIATED WITH OTAY MESA VIE
(Dollars in millions)
			December 31,
			2012		2011
Cash and cash equivalents				$8	$12
Restricted cash				10	7
Accounts receivable - trade, net				―	7
Inventories				2	2
Other				1	1
Total current assets				21	29
Restricted cash				22	22
Sundry				5	6
Property, plant and equipment, net				466	494
Total assets				$514	$551

Current portion of long-term debt				$10	$10
Fixed-price contracts and other derivatives				17	16
Other				8	9
Total current liabilities				35	35
Long-term debt				335	345
Fixed-price contracts and other derivatives				64	65
Deferred credits and other				4	4
Other noncontrolling interest				76	102
Total liabilities and equity				$514	$551

	Years ended December 31,
	2012		2011		2010
Operating revenues
Electric	$	―	$	―	$(1)
Natural gas		―		―	(3)
Total operating revenues		―		―	(4)
Operating expenses
Cost of electric fuel and purchased power		(83)		(72)	(82)
Operation and maintenance		19		19	20
Depreciation and amortization		26		22	26
Total operating expenses		(38)		(31)	(36)
Operating income		38		31	32
Other (expense) income, net		(1)		(1)	(34)
Interest expense		(11)		(11)	(14)
Income (loss) before income taxes/Net income (loss)		26		19	(16)
(Earnings) losses attributable to noncontrolling interest		(26)		(19)	16
Earnings	$	―	$	―	$ ―

Schedule Of Changes In Asset Retirement Obligations [Abstract]
Schedule Of Changes In Asset Retirement Obligations
CHANGES IN ASSET RETIREMENT OBLIGATIONS
(Dollars in millions)
	Sempra Energy
	Consolidated		SDG&E		SoCalGas
	2012	2011	2012	2011	2012	2011
Balance as of January 1(1)	$1,925	$1,468	$698	$623	$1,175	$803
Accretion expense	92	82	42	38	48	41
Liabilities incurred	21	12	―	3	―	―
Reclassification(2)	(5)	―	―	―	―	―
Payments	(2)	(1)	―	―	(1)	―
Revisions(3)	25	364	1	34	31	331
Balance as of December 31(1)	$2,056	$1,925	$741	$698	$1,253	$1,175
(1)	The current portions of the obligations are included in Other Current Liabilities on the Consolidated Balance Sheets.
(2)	Reclassification to liability held for sale - asset retirement obligation which is included in Other Current Liabilities on the Consolidated Balance Sheets, as we discuss in "Assets Held for Sale" above.
(3)	The increase in obligations at SDG&E and SoCalGas for revisions in 2011 resulted from changes in assets in service and a decrease in the discount rate from 5.13 percent in 2010 to 4.00 percent in 2011, based on the risk-free rate plus an estimated credit spread.

Schedule Of Accumulated Other Comprehensive Income [Abstract]
Schedule Of Accumulated Other Comprehensive Income
ACCUMULATED OTHER COMPREHENSIVE INCOME (LOSS) AND
ASSOCIATED INCOME TAX EXPENSE (BENEFIT)
(Dollars in millions)
	Accumulated Other Comprehensive Income (Loss)		Income Tax Expense (Benefit)
	2012	2011	2012		2011
Sempra Energy Consolidated
Foreign currency translation loss	$(240)	$(359)	$	―	$(3)
Financial instruments	(35)	(31)		(24)	(22)
Unamortized net actuarial loss	(102)	(100)		(70)	(68)
Unamortized prior service credit	1	1		1	1
Balance as of December 31	$(376)	$(489)		$(93)	$(92)
SDG&E
Unamortized net actuarial loss	$(12)	$(11)		$(8)	$(8)
Unamortized prior service credit	1	1		1	1
Balance as of December 31	$(11)	$(10)		$(7)	$(7)
SoCalGas
Financial instruments	$(15)	$(16)		$(10)	$(11)
Unamortized net actuarial loss	(4)	(6)		(1)	(4)
Unamortized prior service credit	1	1		―	―
Balance as of December 31	$(18)	$(21)		$(11)	$(15)

Schedule Of Noncontrolling Interests [Abstract]
Schedule Of Noncontrolling Interests
OTHER NONCONTROLLING INTERESTS AS OF DECEMBER 31
(Dollars in millions)
	Percent Ownership Held by Others	2012	2011
Otay Mesa VIE (at SDG&E)	100%	$76	$102
Chilquinta Energía subsidiaries	24 - 43	29	34
Luz del Sur	20	236	216
Tecsur	10	4	4
Bay Gas Storage Company, Ltd.(1)	9	20	17
Liberty Gas Storage, LLC(1)	25	15	9
Southern Gas Transmission Company(1)	49	1	1
Total Sempra Energy		$381	$383
(1)	Part of Sempra Natural Gas.

Schedule Of Utilities Revenues [Abstract]
Schedule Of Utilities Revenues
TOTAL UTILITIES REVENUES AT SEMPRA ENERGY CONSOLIDATED(1)
(Dollars in millions)
	Years ended December 31,
	2012	2011	2010
Natural gas revenues	$3,873	$4,489	$4,491
Electric revenues	4,568	3,833	2,528
Total	$8,441	$8,322	$7,019
(1) Excludes intercompany revenues.

Schedule Of Foreign Currency Translation Adjustments To Equity Method Investments [Abstract]
Schedule Of Foreign Currency Translation Adjustments To Equity Method Investments [Text Block]
		Upward (downward) adjustment to investments
Investment	Currency	2011(1)	2010
Chilquinta Energía	Chilean Peso	$(10)	$34
Luz del Sur	Peruvian Nuevo Sol	―	5
(1)		As discussed in Note 3, the cumulative foreign currency translation adjustment balances totaling $54 million in Accumulated Other Comprehensive Income (Loss) as of April 6, 2011 were reclassified to net income as a result of the gain on the remeasurement of our equity method investments in Chilquinta Energía and Luz del Sur during the second quarter of 2011.

Schedule Of Foreign Currency Transaction Gain (Loss) [Abstract]
Schedule Of Foreign Currency Transaction Gain (Loss) [Text Block]
	Years ended December 31,
(Dollars in millions)	2012	2011	2010
Currency transaction gain	$9	$11	$4

Schedule Of Due To And From Affiliates [Abstract]
Schedule Of Amounts Due To and From Affiliates at SDG&E and SoCalGas
AMOUNTS DUE TO AND FROM AFFILIATES AT SDG&E AND SOCALGAS
(Dollars in millions)
	December 31,
	2012	2011
SDG&E
Current:
Due from SoCalGas	$37	$2
Due from various affiliates	2	65
	$39	$67

Due to Sempra Energy	$19	$14

Income taxes due from Sempra Energy(1)	$12	$97

SoCalGas
Current:
Due from Sempra Energy	$24	$23
Due from various affiliates	―	17
	$24	$40

Due to SDG&E	$37	$2

Income taxes due from Sempra Energy(1)	$99	$17
(1)	SDG&E and SoCalGas are included in the consolidated income tax return of Sempra Energy and are allocated income tax expense from Sempra Energy in an amount equal to that which would result from the companies’ having always filed a separate return.

Schedule Of Revenues From Affiliates [Abstract]
Schedule Of Revenues From Unconsolidated Affiliates at the SDG&E and SoCalGas
REVENUES FROM UNCONSOLIDATED AFFILIATES AT SDG&E AND SOCALGAS
(Dollars in millions)
	Years ended December 31,
	2012	2011	2010
SDG&E	$9	$7	$8
SoCalGas	46	53	44

Schedule Of Transactions With Joint Venture [Abstract]
Schedule Of Amounts Recorded For Transactions with RBS Sempra Commodities
AMOUNTS RECORDED FOR TRANSACTIONS WITH RBS SEMPRA COMMODITIES
(Dollars in millions)
	Years ended December 31,
	2011(1)		2010
Revenues:
SoCalGas	$	―	$14
Sempra Mexico		37	82
Sempra Natural Gas		7	184

Cost of natural gas:
SDG&E	$	―	$3
SoCalGas		―	36
Sempra Mexico		74	193
Sempra Natural Gas		3	177
(1)			With the exception of Sempra Mexico, whose contract with RBS Sempra Commodities expired in July 2011, amounts only include activities prior to May 1, 2011, the date by which substantially all the contracts with RBS Sempra Commodities were assigned to buyers of the joint venture businesses.

Schedule Of Other Income (Expense) [Abstract]
Schedule Of Other Income (Expense)
OTHER INCOME, NET
(Dollars in millions)
	Years ended December 31,
	2012	2011	2010
Sempra Energy Consolidated:
Allowance for equity funds used during construction	$96	$99	$57
Investment gains(1)	41	22	35
Gains (losses) on interest rate and foreign exchange instruments(2)	10	(14)	(24)
Regulatory interest income, net(3)	1	2	1
Sundry, net(4)	24	21	71
Total	$172	$130	$140
SDG&E:
Allowance for equity funds used during construction	$71	$80	$43
Regulatory interest income, net(3)	2	2	―
Losses on interest rate instruments(5)	―	(1)	(34)
Sundry, net	(4)	(2)	1
Total	$69	$79	$10
SoCalGas:
Allowance for equity funds used during construction	$25	$19	$14
Regulatory interest (expense) income, net(3)	(1)	―	1
Sundry, net	(7)	(6)	(3)
Total	$17	$13	$12
(1)	Represents investment gains on dedicated assets in support of our executive retirement and deferred compensation plans. These amounts are partially offset by corresponding changes in compensation expense related to the plans.
(2)	Sempra Energy Consolidated includes Otay Mesa VIE and additional instruments.
(3)	Interest on regulatory balancing accounts.
(4)	Amount in 2010 includes proceeds of $48 million from a legal settlement.
(5) Related to Otay Mesa VIE.